U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please Print or Type

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1.   Name and address of issuer:            SBSF Funds, Inc.
                                            45 Rockefeller Plaza
                                            New York, New York  10111

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2.   Name of each series or class of funds for which this notice is filed:

                               SBSF Fund
                               SBSF Convertible Securities Fund
                               SBSF Capital Growth Fund
                               Key Money Market Mutual Fund
                               Key Stock Index Fund

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3.   Investment Company Act File Number:  811-03792

     Securities Act File Number:  2-84920

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4.   Last day of fiscal year for which this notice is filed:

                           November 30, 1996

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5.   Check box if this  notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                          Not Applicable

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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                          Not Applicable

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7.   Number and amount of  securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                         None

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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         Key Money Market Mutual Fund
                           Number:   17,441,509
                           Amount:  $17,441,509

         SBSF Capital Growth Fund
                           Number:    68,171
                           Amount:  $638,806

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9.   Number and aggregate sale price of securities sold during the fiscal year:

                           Number:                  91,857,564
                           Aggregate sale price:  $156,765,643

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                            Number:                  74,347,884
                            Aggregate sale price:  $138,685,328
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11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

                            Number:                  2,273,437
                            Aggregate sale price:  $18,530,943


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12. Calculation of registration fee:

    (i)   Aggregate sale price of securities sold during the
          fiscal year in reliance on rule 24f-2 (from Item 10):    $138,685,328

    (ii)  Aggregate price of shares issued in connection with
          dividend reinvestment plans (from Item 11, if
          applicable):                                             + 18,530,943

    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):                 - 115,348,686

    (iv)  Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing fees
          pursuant to rule 24e-2 (if applicable):                        + 0

    (v)   Net aggregate  price of securities  sold and issued
          during the fiscal year in reliance on rule 24f-2
          [line (i), plus line (ii), less line (iii), plus
          line (iv)] (if applicable):                                41,867,585

    (vi)  Multiplier prescribed by Section 6(b) of the Securities
          Act of 1933 or other applicable law or regulation
          (see Instruction C.6):                                  x  0.00030303

    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:   $ 12,687.15

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's Lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                        [X]

     Date of mailing or wire transfer of filing fees to the Commission's Lockbox depository:

                                January 27, 1997

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                                            SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ Scott A. Englehart

                                            Assistant Secretary

Date:  January 27, 1997